Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable and Accrued Liabilities
Accounts payable	$ 6.2	$ 9.6
Accrued liabilities	15.3	11.4
Accounts Payable and Accrued Liabilities	$ 21.5	$ 21.0